Contingency and Contractual Obligations (Tables)	3 Months Ended
Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Lease Obligations for the Fiscal Years

The landlord has also asserted that the Company would be liable for an amount up to the full lease obligation of $1,596,329 which otherwise would have been due as follows:

Year Ended April 30
2011	$473,055
2012	473,055
2013	473,055
2014	177,164
Thereafter	-
Total	$1,596,329